BORROWINGS - Additional Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS
Borrowings weighted average interest rate	5.30%	3.86%
Borrowing capacity	$ 586,178	$ 0
Banks
BORROWINGS
Unused borrowing facilities	$ 17,400,130	$ 19,989,078